Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 04, 2022	Mar. 06, 2022	Feb. 14, 2022	Dec. 31, 2021	Jan. 31, 2022
Subsequent Events (Details) [Line Items]
Agreements executive officers, description				(1)With the completion of the IPO, the Company paid a one-time IPO bonus to its CEO in the amount of NIS 312,000 (approximately $97) and granted its CEO options to purchase 156,081 ordinary shares, with an exercise price per share equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022. Such options will vest one-third following 12 months from the completion of the IPO and the balance on quarterly basis during the following 24 months. (2)With the completion of the IPO, the Company paid a one-time IPO bonus to its CFO in the amount of NIS 270,000 (approximately $84) and granted its CFO options to purchase 124,865 ordinary shares, with an exercise price per share equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022. Such options will vest one-third following 12 months from the completion of the IPO and the balance on quarterly basis during the following 24 months. (3)With the completion of the IPO, the Company paid its Chairman of the Board a one-time IPO bonus in the amount of $50 (plus VAT) and granted additional options to purchase 266,216 ordinary shares, with an exercise price per share equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022. Such options will vest one-half following 12 months from the completion of this offering and the balance on quarterly basis during the following 24 months.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Investment agreement, description			the Company and Knorr-Bremse signed a second amendment to the investment agreement as detailed in Note 7 above according to which, the Company will be entitled to exercise its option in 2 installments as follows: (i) up to $2,000 will be exercisable through March 31, 2022; and (ii) up to $2,286 will be exercisable through June 30, 2022. The aforesaid option shall expire on the closing of the Company’s IPO if such shall occur prior to June 30, 2022.
Forecast [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares converted	242,131
Warrants shares	242,131
Exercise price (in Dollars per share)	$ 4.13
Exercisable and expire, term	5 years
Installment exercised (in Dollars)		$ 2,000
Gross proceeds, offering (in Dollars)	$ 15,600
Underwriting discounts and commissions (in Dollars)	$ 14,200
Number of ordinary shares and warrants, percentage	15.00%
Forecast [Member] | Initial Public Offering [Member]
Subsequent Events (Details) [Line Items]
Exercise price (in Dollars per share)	$ 4.13
Exercisable and expire, term	5 years
Shares issued	3,787,241
Forecast [Member] | Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Warrants shares	568,086
Forecast [Member] | Preferred A Shares [Member]
Subsequent Events (Details) [Line Items]
Preferred shares	2,707,672	10,256
Price per share (in Dollars per share)		$ 195
Issuance of shares	10,256
Forecast [Member] | Preferred A Shares [Member] | Initial Public Offering [Member]
Subsequent Events (Details) [Line Items]
Preferred shares	61,538
Israeli Railway Agreement [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Initial public offering proceeds, percentage	1.50%
Initial public offering proceeds (in Dollars)	$ 213
Investment Amount [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate amount (in Dollars)					$ 1,000